Reconciliation of Beginning and Ending Gross Amounts of Unrecognized Tax Benefits (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Income Tax Disclosure [Abstract]
Balance at beginning of the fiscal year	¥ 214,795	¥ 191,886	¥ 288,311
Reductions for tax positions of prior years	(2,898)	(19,696)	(11,533)
Additions for tax positions of prior years	9,532	9,325	8,980
Additions based on tax positions related to the current year	3,740	21,877	27,849
Settlements	(75,272)	(6,687)	(140,813)
Lapse in statute of limitations	(4,320)	(4,643)	(7,495)
Foreign currency translation adjustments	11,768	22,733	26,587
Balance at end of the fiscal year	157,345	214,795	191,886
Total net amount of unrecognized tax benefits that, if recognized, would affect the effective tax rate	¥ 93,538	¥ 93,098	¥ 72,947